Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended				2 Months Ended	6 Months Ended			12 Months Ended
	Aug. 05, 2021 shares	Mar. 01, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Oct. 31, 2020	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Apr. 01, 2020 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of convertible notes payable										$ 42,334
Par value of exchanged shares | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Debt instrument interest rate stated percentage						8.00%
Debt instrument maturity date						Jan. 29, 2022
Proceeds from issuance of long term debt								$ 70,000	$ 1,709		$ 30,937	$ 0
Restricted cash										$ 153	0	153
Debt issuance costs, net								12,058		$ 0	4,798	$ 0
Line of Credit [Member]
Subsequent Event [Line Items]
Line of credit facility, Remaining borrowing capacity											$ 19,700
New Spire [Member]
Subsequent Event [Line Items]
Net proceeds raised from closing of merger								236,632
New Spire [Member] | NavSight Holdings Inc [Member]
Subsequent Event [Line Items]
Net proceeds raised from closing of merger								$ 236,632
New Spire [Member] | Common Class A [Member] | NavSight Holdings Inc [Member]
Subsequent Event [Line Items]
Par value of exchanged shares | $ / shares								$ 0.0001
Common stock exchange ratio								1.7058
Contingent earnout exchange ratio								0.1236
Stock options exchange ratio								1.8282
Warrants exchange ratio								1.7058
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument interest rate effective percentage					9.00%
Debt instrument face amount					$ 70,000
Debt instrument interest rate stated percentage					8.50%
Debt instrument, Termination terms					terminate
Debt instrument, Frequency of periodic payment					quarterly
Debt instrument maturity date					Apr. 15, 2026
Debt instrument, Collateral					all assets
Subsequent Event [Member] | Eastward Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, Remaining borrowing capacity				$ 10,000
Subsequent Event [Member] | New Spire Stockholders [Member]
Subsequent Event [Line Items]
Equity method investment, Ownership percentage		100.00%
Percentage of fully diluted shares of common stock held		67.00%
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible notes payable				$ 20,000			$ 20,000
Debt instrument term							4 years
Debt instrument interest rate stated percentage							8.00%
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Promissory Notes [Member] | Stated Maturity Date [Member]
Subsequent Event [Line Items]
Debt instrument maturity date				Jan. 29, 2022
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Promissory Notes [Member] | Extended Maturity Date [Member]
Subsequent Event [Line Items]
Debt instrument maturity date				Jul. 31, 2022
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Promissory Notes [Member] | Stockholders Borrower [Member]
Subsequent Event [Line Items]
Debt instrument face amount							$ 1,232
Subsequent Event [Member] | FP Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument interest rate effective percentage				4.00%
Debt instrument face amount													$ 70,000
Proceeds from issuance of long term debt				$ 70,000
Debt issuance costs, net				$ 4,180
Debt instrument, Basis for effective rate				upon closing of the merger with NavSight, the interest rate on the FP Term
Subsequent Event [Member] | Line of Credit [Member] | Eastward Loan Facility [Member]
Subsequent Event [Line Items]
Percentage of repayment fee				3.50%
Subsequent Event [Member] | Line of Credit [Member] | Reserve Created To Meet Warrants Redemption [Member] | Eastward Loan Facility [Member]
Subsequent Event [Line Items]
Restricted cash				$ 12,801
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Amount subject to prepayment of debt					$ 70,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Amount subject to prepayment of debt					0
Subsequent Event [Member] | Minimum [Member] | Three Month Period [Member]
Subsequent Event [Line Items]
Cash					$ 15,000
Subsequent Event [Member] | NavSight Holdings Inc [Member]
Subsequent Event [Line Items]
Reimbursement payable		$ 5,000
Subsequent Event [Member] | NavSight Holdings Inc [Member] | Definitive Merger Agreement [Member]
Subsequent Event [Line Items]
Proceeds from business combination		475,000
Payments for merger related costs		31,000
Business combination, Consideration received from restricted investments held by acquiree		230,000
Business combination, consideration received from PIPE investors		$ 245,000
Subsequent Event [Member] | Exact Earth Limited [Member] | Definitive Agreement [Member]
Subsequent Event [Line Items]
Estimated purchase price			$ 161,200
Payments to acquire business			103,400
Business combination consideration transferred equity interests issued and issuable			$ 57,800
Business acquisition equity interests issued or issuable,number of shares issued | shares			5,234,857
Percentage of dissent rights not having been exercised with respect to more than the outstanding common shares subject to customary closing conditions			10.00%
Subsequent Event [Member] | Common Stock [Member] | FP Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument, Convertible, Number of equity instruments agreed | shares					573,176
Subsequent Event [Member] | Amended Credit Agreement With FP Credit Partners LP [Member]
Subsequent Event [Line Items]
Shares Issued under debt conversion exchanged on closing of merger | shares	873,942
Debt instrument interest rate effective percentage	9.00%
Subsequent Event [Member] | Amended Credit Agreement With FP Credit Partners LP [Member] | FP Term Loan [Member]
Subsequent Event [Line Items]
Shares Issued under debt conversion exchanged on closing of merger | shares	873,942